Commitments and Contingencies - Disclosure of Capital Commitments (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Other provisions, contingent liabilities and contingent assets [Abstract]
Contracts for capital expenditure	R 313	R 215
Share of joint venture's contracts for capital expenditure	105	58
Authorised by the directors but not contracted for	1,499	1,719
Total capital commitments	R 1,917	R 1,992